Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2024	Mar. 31, 2023
Statement of Financial Position [Abstract]
Ordinary share, shares authorized	100,000,000	100,000,000
Ordinary share, par value	$ 0.0005	$ 0.0005
Ordinary share, shares issued	11,250,000	11,250,000
Ordinary share, shares outstanding	11,250,000	11,250,000